Summary of Variable Annuity Contracts with Guarantees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Guaranteed death benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value in the event of death	$ 432.0		$ 469.5
Net amount at risk in the event of death	27.8	[1]	58.6	[1]
Average attained age of contractholders	64 years		64 years
Liability for guarantees related to income benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value at annuitization	30.5		32.0
Net amount at risk at annuitization	4.5	[2]	7.4	[2]
Weighted average waiting period until annuitization or guarantee date	1 year		2 years
Withdrawal benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	29.1		32.5
Net amount at risk	0.5	[3]	0.9	[3]
Guaranteed accumulation benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	148.0		163.2
Net amount at risk	$ 5.1	[4]	$ 10.0	[4]
Weighted average waiting period until annuitization or guarantee date	5 years		5 years

[1]	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
[2]	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
[3]	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
[4]	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.